Financial Information of the Parent Company	12 Months Ended
Jun. 30, 2024
Financial Information of the Parent Company [Abstract]
FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 20 — FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries and the VIE exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and the VIE shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and the VIE in the form of loans, advances or cash dividends without the consent of a third party.

The interim financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and the VIE. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and the VIE” and the respective profit or loss as “Equity in earnings of subsidiaries and the VIE” on the condensed statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated interim financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of June 30, 2024 and 2023, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

ICZOOM GROUP INC.

PARENT COMPANY BALANCE SHEETS

	June 30, 2024	June 30, 2023
ASSETS
Non-current asset
Investment in subsidiaries	$15,380,714	$15,544,196
Total asset	$15,380,714	$15,544,196

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	$—	$—

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, US$0.16 par value, 35,000,000 shares authorized, 11,001,358 and 10,326,374 shares issued and outstanding as of June 30, 2024 and 2023, respectively: *
Class A shares, 30,000,000 shares authorized, 7,171,858 and 6,496,874 shares issued and outstanding	1,147,497	1,039,499
Class B shares, 5,000,000 shares authorized, 3,829,500 shares issued and outstanding	612,720	612,720
Additional paid-in capital	19,956,956	18,795,548
Statutory reserve	624,097	624,097
Accumulated deficit	(7,606,597)	(5,334,300)
Accumulated other comprehensive income/(loss)	646,041	(193,368)
Total shareholders’ equity	15,380,714	15,544,196
Total liabilities and shareholders’ equity	$15,380,714	$15,544,196

*	Retrospectively restated for effect of 1-for-4 reverse split on November 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.

ICZOOM GROUP INC.
PARENT COMPANY STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME

	For the Years Ended June 30,
	2024	2023	2022
EQUITY IN EARNINGS OF SUBSIDIARIES AND VIE	$(2,272,297)	$1,751,170	$2,569,810
NET (LOSS)/INCOME	(2,272,297)	1,751,170	2,569,810
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	839,409	(1,238,224)	817,991
COMPREHENSIVE (LOSS)/INCOME ATTRIBUTABLE TO THE COMPANY	$(1,432,888)	$512,946	$3,387,801

ICZOOM GROUP INC.
PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended June 30,
	2024	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)/income	$(2,272,297)	$1,751,170	$2,569,810
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIE	2,272,297	(1,751,170)	(2,569,810)
Net cash used in operating activities	—	—	—

CHANGES IN CASH AND RESTRICTED CASH	—	—	—
CASH AND RESTRICTED CASH, beginning of year	—	—	—
CASH AND RESTRICTED CASH, end of year	$—	$—	$—